Current Taxes and Deferred Taxes - Schedule Of Effective Tax Rate Reconciliation (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Amount calculated by using the statutory rates	27.00%	25.50%	24.00%
Equity price level restatement for tax purposes	(9.49%)	(141.93%)	(129.59%)
Local tax for USA and Panama income	0.02%	(98.46%)	57.55%
Tax Reform USA 35%-21%		95.21%
Penalty fee SBIF	0.69%
Permanent and other differences (*)	(3.33%)	(162.11%)	128.80%
Totals	28.67%	(531.14%)	(32.72%)
Amount calculated by using the statutory rates	$ (63,157)	$ (2,538)	$ (2,617)
Equity price level restatement for tax purposes	22,188	14,128	14,132
Local tax for USA and Panama income	(54)	9,801	(6,276)
Tax Reform USA 35%-21%		(9,477)
Penalty fee SBIF	(1,616)
Permanent and other differences	7,799	16,136	(14,046)
Net expense for income taxes	$ (67,059)	$ 52,871	$ 3,568
Colombia [member]
Disclosure of geographical areas [line items]
Amount calculated by using the statutory rates	37.00%	40.00%	40.00%
Exchange differences due to investments in Colombia	13.47%	(204.84%)	(1.06%)
Effect of rate change	(0.01%)	47.07%	(21.57%)
Effect of rates subsidiary	0.50%	(54.55%)	(34.06%)
Exchange differences due to investments in Colombia	$ (31,499)	$ 20,390	$ 116
Effect of rate change	20	(4,685)	2,352
Effect of rates subsidiary	(1,173)	5,430	3,714
Net expense for income taxes	$ 18,210	$ 21,683	$ 3,652
Chile [member]
Disclosure of geographical areas [line items]
Amount calculated by using the statutory rates	27.00%	25.50%	24.00%
Effect of rate change		(51.68%)	(36.27%)
Effect of rate change		$ 5,144	$ 3,955
Net expense for income taxes	$ (85,269)	$ 31,188	$ (84)
New York [member]
Disclosure of geographical areas [line items]
Effect of rates subsidiary	(0.18%)	14.65%	(20.52%)
Effect of rates subsidiary	$ 433	$ (1,458)	$ 2,238